Inventories - Summary of Classes of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes Of Inventories [Abstract]
Supplies for Production	$ 35,589	$ 29,959
Oil	25,475	23,128
Coal	10,114	6,831
Spare Parts	32,145	27,828
Electrical materials	328,505	281,611
Total	$ 396,239	$ 339,398